Shareholders' Equity - Summary of Shareholders' Equity (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of shareholders equity [line items]
Beginning balance		€ 10,935	[1],[2]	€ 26,372		€ 24,661
Net income		(182)		756	[1]
Changes in revaluation reserve real estate held for own use		(2)		(1)		(4)
Total other comprehensive income / (loss)		421		(870)	[1]	200
Shares issued				2		1
Shares withdrawn				(4)
Issuance and purchase of treasury shares		(1,052)		(393)		(88)
Redemption other equity instruments				(398)
Coupons on perpetual securities		(48)		(36)		(39)
Ending balance		9,554		10,935	[1],[2]	26,372
Previously stated [member]
Disclosure of shareholders equity [line items]
Beginning balance	[3]			26,372
Total other comprehensive income / (loss)						200
Ending balance	[3]					26,372
Impact of the change in accounting policies (IFRS 9 and 17) [member]
Disclosure of shareholders equity [line items]
Beginning balance				(12,795)
Ending balance						(12,795)
Share capital [member]
Disclosure of shareholders equity [line items]
Beginning balance		7,172	[2]	7,354		7,480
Shares issued				2		1
Shares withdrawn		(54)		(4)
Ending balance		7,118		7,172	[2]	7,354
Share capital [member] | Previously stated [member]
Disclosure of shareholders equity [line items]
Beginning balance	[3]			7,354
Ending balance	[3]					7,354
Revaluation account [member]
Disclosure of shareholders equity [line items]
Beginning balance		(4,532)	[2]	6,442		7,480
Changes in revaluation reserve real estate held for own use		(2)		(17)		(4)
Disposal of group assets		38		(2)
Total other comprehensive income / (loss)		762		(1,952)		(1,038)
Ending balance		(3,770)		(4,532)	[2]	6,442
Revaluation account [member] | Previously stated [member]
Disclosure of shareholders equity [line items]
Beginning balance	[3]			6,442
Ending balance	[3]					6,442
Revaluation account [member] | Impact of the change in accounting policies (IFRS 9 and 17) [member]
Disclosure of shareholders equity [line items]
Beginning balance				(9,021)
Ending balance						(9,021)
Retained earnings [member]
Disclosure of shareholders equity [line items]
Beginning balance		7,103	[2]	11,892		10,145
Changes in revaluation reserve real estate held for own use				16
Total other comprehensive income / (loss)		(625)		57		14
Shares withdrawn		54
Issuance and purchase of treasury shares		(1,052)		(393)		(88)
Redemption other equity instruments				31
Coupons on perpetual securities		(48)		(36)		(39)
Ending balance		4,753		7,103	[2]	11,892
Retained earnings [member] | Previously stated [member]
Disclosure of shareholders equity [line items]
Beginning balance	[3]			11,892
Ending balance	[3]					11,892
Retained earnings [member] | Impact of the change in accounting policies (IFRS 9 and 17) [member]
Disclosure of shareholders equity [line items]
Beginning balance				3,707
Ending balance						3,707
Remeasurement of defined benefit Plans of group companies [member]
Disclosure of shareholders equity [line items]
Beginning balance		(890)	[2]	(2,199)		(2,534)
Total other comprehensive income / (loss)		(116)		1,310		335
Ending balance		(1,006)		(890)	[2]	(2,199)
Remeasurement of defined benefit Plans of group companies [member] | Previously stated [member]
Disclosure of shareholders equity [line items]
Beginning balance	[3]			(2,199)
Ending balance	[3]					(2,199)
Aegon Ltd. [member]
Disclosure of shareholders equity [line items]
Beginning balance		8,815	[4]	11,018
Net result 2022 recognized in the income statement				(569)
Net result 2023 recognized in the income statement		(179)
Net income		(179)		(569)
Foreign currency translation differences and movement in foreign investment hedging reserves		(248)		458
Changes in revaluation in subsidiaries		799		(1,966)
Changes in revaluation reserve real estate held for own use		(6)		(1)
Remeasurement of defined benefit plans of group companies		545		655
Disposal of group assets		(634)
Changes and transfer to legal reserve		(27)		(68)
Other		9		40
Total other comprehensive income / (loss)		438		(881)
Shares issued				2
Shares withdrawn		0		(4)
Dividends paid on common shares		(495)		(346)
Issuance and purchase of treasury shares		(1,052)		(393)
Dividend withholding tax reduction		1
Redemption other equity instruments				32
Coupons on perpetual securities		(48)		(36)
Incentive plans		(5)		(5)
Ending balance		7,475		8,815	[4]	11,018
Aegon Ltd. [member] | Previously stated [member]
Disclosure of shareholders equity [line items]
Beginning balance	[5]			23,813
Ending balance	[5]					23,813
Aegon Ltd. [member] | Impact of the change in accounting policies (IFRS 9 and 17) [member]
Disclosure of shareholders equity [line items]
Beginning balance				12,795
Ending balance						12,795
Aegon Ltd. [member] | Share capital [member]
Disclosure of shareholders equity [line items]
Beginning balance		319		321
Shares issued				2
Shares withdrawn		(54)		(4)
Ending balance		265		319		321
Aegon Ltd. [member] | Share capital [member] | Previously stated [member]
Disclosure of shareholders equity [line items]
Beginning balance	[5]			321
Ending balance	[5]					321
Aegon Ltd. [member] | Paid-in surplus [member]
Disclosure of shareholders equity [line items]
Beginning balance		6,853		7,033
Dividends paid on common shares				(180)
Ending balance		6,853		6,853		7,033
Aegon Ltd. [member] | Paid-in surplus [member] | Previously stated [member]
Disclosure of shareholders equity [line items]
Beginning balance	[5]			7,033
Ending balance	[5]					7,033
Aegon Ltd. [member] | Revaluation account [member]
Disclosure of shareholders equity [line items]
Beginning balance		(4,551)		(2,568)
Changes in revaluation in subsidiaries		799		(1,966)
Changes in revaluation reserve real estate held for own use		(6)		(17)
Changes and transfer to legal reserve		(2)
Total other comprehensive income / (loss)		791		(1,983)
Ending balance		(3,760)		(4,551)		(2,568)
Aegon Ltd. [member] | Revaluation account [member] | Previously stated [member]
Disclosure of shareholders equity [line items]
Beginning balance	[5]			6,453
Ending balance	[5]					6,453
Aegon Ltd. [member] | Revaluation account [member] | Impact of the change in accounting policies (IFRS 9 and 17) [member]
Disclosure of shareholders equity [line items]
Beginning balance				(9,021)
Ending balance						(9,021)
Aegon Ltd. [member] | Legal reserve FCTR [member]
Disclosure of shareholders equity [line items]
Beginning balance		736		258
Foreign currency translation differences and movement in foreign investment hedging reserves		(262)		478
Total other comprehensive income / (loss)		(262)		478
Ending balance		474		736		258
Aegon Ltd. [member] | Legal reserve FCTR [member] | Previously stated [member]
Disclosure of shareholders equity [line items]
Beginning balance	[5]			258
Ending balance	[5]					258
Aegon Ltd. [member] | Legal reserve group companies [member]
Disclosure of shareholders equity [line items]
Beginning balance		2,821		2,316
Changes and transfer to legal reserve		(1,687)		506
Total other comprehensive income / (loss)		(1,687)		506
Ending balance		1,134		2,821		2,316
Aegon Ltd. [member] | Legal reserve group companies [member] | Previously stated [member]
Disclosure of shareholders equity [line items]
Beginning balance	[5]			2,316
Ending balance	[5]					2,316
Aegon Ltd. [member] | Legal reserve group companies [member] | Impact of the change in accounting policies (IFRS 9 and 17) [member]
Disclosure of shareholders equity [line items]
Beginning balance				0
Ending balance						0
Aegon Ltd. [member] | Retained earnings [member]
Disclosure of shareholders equity [line items]
Beginning balance		5,439		4,142
Net Income 2021 Retained				1,980
Net Income 2022 Retained		(569)
Net income		(569)		1,980
Changes in revaluation reserve real estate held for own use				16
Disposal of group assets		(634)
Changes and transfer to legal reserve		1,662		(573)
Other		9		40
Total other comprehensive income / (loss)		1,037		(517)
Shares withdrawn		54
Dividends paid on common shares		(495)		(167)
Issuance and purchase of treasury shares		(1,374)		9
Dividend withholding tax reduction		1
Redemption other equity instruments				32
Coupons on perpetual securities		(48)		(36)
Incentive plans		(5)		(5)
Ending balance		4,039		5,439		4,142
Aegon Ltd. [member] | Retained earnings [member] | Previously stated [member]
Disclosure of shareholders equity [line items]
Beginning balance	[5]			7,924
Ending balance	[5]					7,924
Aegon Ltd. [member] | Retained earnings [member] | Impact of the change in accounting policies (IFRS 9 and 17) [member]
Disclosure of shareholders equity [line items]
Beginning balance				(3,782)
Ending balance						(3,782)
Aegon Ltd. [member] | Remeasurement of defined benefit Plans of group companies [member]
Disclosure of shareholders equity [line items]
Beginning balance		(1,565)		(2,199)
Foreign currency translation differences and movement in foreign investment hedging reserves		14		(20)
Remeasurement of defined benefit plans of group companies		545		655
Total other comprehensive income / (loss)		559		635
Ending balance		(1,006)		(1,565)		(2,199)
Aegon Ltd. [member] | Remeasurement of defined benefit Plans of group companies [member] | Previously stated [member]
Disclosure of shareholders equity [line items]
Beginning balance	[5]			(2,199)
Ending balance	[5]					(2,199)
Aegon Ltd. [member] | Treasury shares [member]
Disclosure of shareholders equity [line items]
Beginning balance		(668)		(265)
Issuance and purchase of treasury shares		322		(402)
Ending balance		(346)		(668)		(265)
Aegon Ltd. [member] | Treasury shares [member] | Previously stated [member]
Disclosure of shareholders equity [line items]
Beginning balance	[5]			(273)
Ending balance	[5]					(273)
Aegon Ltd. [member] | Treasury shares [member] | Impact of the change in accounting policies (IFRS 9 and 17) [member]
Disclosure of shareholders equity [line items]
Beginning balance				8
Ending balance						8
Aegon Ltd. [member] | Net income /(loss) [member]
Disclosure of shareholders equity [line items]
Beginning balance		(569)		1,980
Net Income 2021 Retained				(1,980)
Net Income 2022 Retained		569
Net result 2022 recognized in the income statement				(569)
Net result 2023 recognized in the income statement		(179)
Net income		390		(2,549)
Ending balance		€ (179)		(569)		1,980
Aegon Ltd. [member] | Net income /(loss) [member] | Previously stated [member]
Disclosure of shareholders equity [line items]
Beginning balance	[5]			€ 1,980
Ending balance	[5]					€ 1,980

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	Opening balance as per January 1, 2023 has been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[3]	Opening balance as per January 1, 2022 has been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[4]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.
[5]	Opening balance as per January 1, 2022, has been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.